Investments in Companies Accounted for at Equity (Tables)	12 Months Ended
Dec. 31, 2023
Investments in Companies Accounted for at Equity Method [Abstract]
Schedule of Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the Group’s investments in companies accounted for at equity:
	December 31,
	2023	2022

TSG (Joint venture)	$18,998	$19,459
Other	1,798	1,287

	$20,796	$20,746

Schedule of Investment in TSG Equity Method	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:
	December 31,
	2023	2022
Investment in companies accounted for at equity method
Shares	$11,073	$11,291
Capital note	7,925	8,168
	$18,998	$19,459
Long-term investments and receivables
Dividend preference derivative at fair value through profit or loss	$3,000	$3,000

Schedule of Fair Value of TSG's Dividend Preference Derivative	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:
	December 31,
	2023	2022
Opening balance	$3,000	$2,023
Increase in fair value recognized in profit or loss	85	1,221
Currency exchange rate in other comprehensive income (loss)	(85)	(244)
Closing balance	$3,000	$3,000

Schedule of the Following Table Summarizes the Changes in the Carrying Amount of the Company’s Investment in TSG	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:
January 1, 2021	$27,165
Company’s share of profit	340
Company’s share of other comprehensive income	128
December 31, 2021	$27,633

Company’s share of profit	(2,027)
Company’s share of other comprehensive income (loss)	(3,053)
Adjustments arising from translating financial statements from functional currency to presentation currency	(3,094)
December 31, 2022	$19,459
Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

Schedule of Statements of Financial Position of TSG	Summarized statements of financial position of TSG as of December 31, 2023 and 2022:
	December 31,
	2023	2022
Current assets	$52,354	$67,254
Non-current assets	70,385	65,627
Current liabilities	(27,394)	(33,527)
Non-current liabilities	(64,789)	(69,534)
Net assets	$30,556	$29,820
Accumulated cost of share-based payment	(1,795)	(1,705)
Total equity attributed to shareholders	$28,761	$28,115
	50%	50%
Share of equity in TSG	14,381	14,058
Excess of fair value over carrying amount	4,617	5,401
Total investment carrying amount	$18,998	$19,459

Schedule of Operating Results of TSG	Summarized operating results of TSG for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Revenues	$79,449	$69,714	$77,035
Net income (loss)	2,587	(2,780)	2,104
Other comprehensive income (loss)	1,236	(6,107)	255

Total comprehensive income (loss)	$3,823	$(8,887)	$2,359

Company’s share in TSG	50%	50%	50%
	1,912	(4,444)	1,180
Amortization of excess cost of intangible assets net of tax	(608)	(637)	(712)
Company’s share of total comprehensive income (loss)	$1,305	$(5,081)	$468

Company’s share of other comprehensive income (loss)	678	(3,053)	128
Company’s share of profit (loss)	686	(2,027)	340
	$1,364	$(5,081)	$468